Related Party Transactions - Summary of unused Commitments To Related Parties (Details) ₩ in Millions, Rp in Millions, $ in Millions		Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 IDR (Rp)
Balhae Infrastructure Company
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		₩ 6,154			₩ 6,154
Loan commitments in Korean won		65,000			0
Korea Credit Bureau Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		559			565
Incheon Bridge Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		85			88
Loan commitments in Korean won		20,000			20,000
TeamSparta Inc.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		1			696
Loan commitments in Korean won		0			1,000
3D Interactive Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		23			44
Food Factory Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		45			50
CellinCells Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		9			11
RAND Bio Science Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		0			25
Big Dipper Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		21			12
ASSEMBLE CORPORATION
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		3			29
COSES GT Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card	[1]	0			12
Spark Biopharma Inc.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		27			35
Newavel Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		0			10
IMBiologics Corp.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		10			21
SuperNGine Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		24			38
IGGYMOB Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		0			50
Pin Therapeutics Inc.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		30			21
Grinergy Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card	[1]	4			9
S&E Bio Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		41			34
Wemade Connect Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		68			121
TMAP Mobility Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		701			744
Contents First Inc.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		80			35
Allra Fintech Corp.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		24			49
Bigwave Robotics Corp.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		40			61
New Daegu Busan Expressway Co., Ltd
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		3			4
AIM FUTURE, Inc.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		37			35
Novorex Inc.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		22			28
Xenohelix Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		5			6
ADPGREEN
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		27			25
Logpresso Inc.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		20			29
DYNE MEDICAL GROUP Inc.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		117			135
TriOar Inc. [Member]
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		38			34
KB-CJ Venture Fund 1st
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		4,200			4,200
KB-Stonebridge Secondary Private Equity Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		173			173
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		924			4,524
All Together Korea Fund No.2
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		990,000			990,000
KB-SOLIDUS Healthcare Investment Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		0			23,569
KB Co-Investment Private Equity Fund No.1
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		1,285			4,393
KB-Badgers Future Mobility ESG Fund No.1
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		25,569			26,920
KB-NP Green ESG New Technology Venture Capital Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		1,050			9,750
FineKB Private Equity Fund No.1
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		0			2,335
KB-Solidus Global Healthcare Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Commitments on loss absorption priority		4,500			4,500
Paramark KB Fund No.1
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		870			6,360
Smart Korea KB Future9-Sejong Venture Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		0			2,000
Shinhan-Eco Venture Fund 2nd
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		425			450
U-KB Credit No.1 Private Equity
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		18,566			35,700
KB-Cyrus Tourism Venture Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		3,000			4,000
KB-SBI Global Strategic Capital Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		32,888			55,702
KB-IMM New Star Real Estate Private Fund I
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		13,164			42,442
VIG Private Equity Fund V-3
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		5,503			8,364
KB-IMM New Star Real Estate Private Fund II [Member]
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		40,663			0
IMM global Secondary 1-1 Equity Private Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		10,847			0
KB-LB Middle Market Enterprises Innovation Private Equity Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		18,073			0
KB-ANDA Deep Tech Venture Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		6,251			0
DAILY Fountainhead Blind Private Equity Fund II [Member]
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		28,056			0
Meritz-Hyundai Investment Real Estate Strategy No.1 Private Equity Fund
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities		57,353			0
Nextrade Co., Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		369			0
Aldaver
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		10			0
ANTIGRAVITY
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		4			0
Lemontree Inc.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		49			0
Loan commitments in Korean won		450			0
WhaTap Laps Inc.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		59			0
Loan commitments in Korean won		2,000			0
VP Inc.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Unused lines of credit for credit card		8			0
RMGP Bio-Pharma Investment Fund, L.P.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities | $			$ 2,693,142			$ 2,693,142
RMGP Bio-Pharma Investment, L.P.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities | $			8,470			8,470
RMG-KB BP Management Ltd.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities | $			446,888			556,617
RMG-KB BioAccess Fund L.P.
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities | $			16,951,197			21,113,820
Elev8-Capital Fund I
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities | Rp				Rp 1,787,096,277			Rp 1,787,096,277
Ascent Global Fund III
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Purchase of securities | $			$ 22,437,479			$ 32,437,479
Key management personnel
Disclosure Of Unused Commitments To Related Parties Line Items [Line Items]
Loan commitments in Korean won		₩ 1,898			₩ 3,011

[1]	Excluded from the Group’s related party as of December 31, 2025.